Basis of Presentation	12 Months Ended
Dec. 31, 2025
Basis of Presentation [Abstract]
Basis of presentation

2. Basis of presentation

Statement of compliance

The consolidated financial statements of the Group have been prepared on a going concern basis, in accordance with IFRS® Accounting Standards (IFRS Accounting Standards), as issued by the International Accounting Standards Board (“IASB”).

Material accounting policies used in the preparation of these consolidated financial statements are presented in Note 3.

The consolidated financial statements of the Group were approved for issue by the Group’s Board of Directors on April 2, 2026. These consolidated financial statements follow the same significant accounting policies as those included in the Group’s most recent audited consolidated financial statements for the year ended December 31, 2024, except for the adoption of new or revised standards that became mandatory for periods beginning on or after January 1, 2025.

Basis of measurement

These consolidated financial statements have been prepared on the historical cost basis except for:

●	the earnout liability and derivative liability (warrants) are measured at fair value with gains or losses recognised in profit or loss;

●	cash-settled share-based payment arrangements measured at fair value on grant and re-measurement dates; and

●	equity-settled share-based payment arrangements measured at fair value on the grant date.

These consolidated financial statements are presented in United States dollars (“$”, or “USD”), which is also the functional currency of the Group. All financial information has been presented in thousands, unless otherwise indicated.